Fair Value Measurements - Summary of Changes in Fair Value of Company's Level 3 Financial Instruments (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 15,821
Assumed upon Business Combination	8,140
Change in fair value	(6,084)
Conversion and exchange upon Business Combination	(16,747)
Ending balance	1,130
Convertible Promissory Notes | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	27,128
Change in fair value	156
Settlement	(27,284)
Ending balance
Legacy Gelesis Preferred Stock Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	15,821
Change in fair value	926
Conversion and exchange upon Business Combination	(16,747)
Ending balance
One S.r.l. Call Option | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	2,416
Change in fair value	865
Foreign currency translation (gain)/loss	(219)
Ending balance	3,062
Earnout Liability | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Recognized upon Business Combination	58,871
Change in fair value	(52,681)
Ending balance	6,190
Private Placement Warrant Liability | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assumed upon Business Combination	8,140
Change in fair value	(7,010)
Ending balance	$ 1,130